Related Party Transactions - Summary of Names of Related Parties and Relationship (Detail)	12 Months Ended
Dec. 31, 2018
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate